Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2015
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss was as follows (in millions):

	November 30,
	2015	2014
Cumulative foreign currency translation adjustments, net	$(1,591)	$(512)
Unrecognized pension expenses	(82)	(90)
Unrealized losses on marketable securities	(3)	(5)
Net losses on cash flow derivative hedges	(65)	(9)
	$(1,741)	$(616)